FAIR VALUE MEASUREMENTS, Level 3 Changes in Fair Value of Warrant Liabilities (Q3) (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Transfers to/from Fair Value Hierarchy Levels [Abstract]
Transfers into Level 3	$ 0			$ 0
Transfers out of Level 3	0			0
Private Placement Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, beginning of period	5,430,000	$ 4,619,000	$ 5,673,000	5,673,000
Change in fair value	(1,690,000)	811,000	(1,054,000)
Fair value, end of period	3,740,000	$ 5,430,000	$ 4,619,000	3,740,000
Public Warrants [Member]
Changes in Fair Value of Warrant Liabilities [Roll Forward]
Fair value, end of period	$ 5,900,000			$ 5,900,000